Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of maturity analysis of operating lease payments [text block]
The total amount of the Company’s obligations with third parties relating to lease operating and services agreements that can not be terminated is detailed as follows:

Lease operating and services agreements not to be terminated	As of December 31, 2018
ThCh $
Within 1 year	56,311,446
Between 1 and 5 years	59,404,285
Over 5 years	22,661,389
Total	138,377,120

Disclosure of purchase and supplies contracts [Text Block]
The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of
December 31, 2018
is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh $	ThCh $
Within 1 year	232,661,581	13,324,315
Between 1 and 5 years	839,140,078	15,158,909
Over 5 years	237,038,942	236,222
Total	1,308,840,601	28,719,446

Disclosure of judgements and claims [Text Block]
Trials and claim

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Comercial CCU S.A.	Labour Court.	Labor trial.	Appeal of first instance verdict.	ThCh$	17,604
Comercial CCU S.A.	Labour Court.	Labor trial.	Appeal of first instance verdict.	ThCh$	21,268
Comercial CCU S.A.	Labour Court.	Labor trial.	Appeal of first instance verdict.	ThCh$	26,027
Viña San Pedro Tarapacá S.A.	Labour Court.	Labor trial.	Execution phase.	ThCh$	15,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	17,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Ruling enforcement.	US$	18,000
Compañía Industrial Cervecera S.A. (CICSA)	Commercial Court.	Distributor claim for to the termination of distribution agreeent.	Evidentiary stage.	US$	38,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	36,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	39,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	37,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	35,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	24,000

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	39,000
Compañía Industrial Cervecera S.A. (CICSA)		Several Tax claims.	Evidentiary stage.	US$	383,000
Saenz Briones & Cía S.A.I.C.	Labur Court.	Labor trial.	Evidentiary stage.	US$	51,000
Saenz Briones & Cía S.A.I.C.	Labur Court.	Labor trial.	Evidentiary stage.	US$	42,000
Saenz Briones & Cía S.A.I.C.	Labur Court.	Labor trial.	Evidentiary stage.	US$	18,000

Disclosure of Finca La Celia guarantees [Text Block]
The loan obtained by the subsidiary CICSA in Argentina, as described in
N
ote 21- Other
financial liabilities
, is guaranteed by CCU S.A. through a stand- by unrestricted issued by Banco del Estado de Chile:

Institution	Amount		Due date
Banco de la Nación Argentina S.A.	US$	2,000,000	December 26, 2019

Disclosure of CICSA guarantees [Text Block]
The subsidiary Finca La Celia S.A. maintains financial debt with local banks in Argentina, guaranteed by VSPT through stand-by letters issued by Banco del Estado de Chile and they are within the financing policy framework approved by VSPT Board of Directors, according to the following detail:

Institution	Amount		Due date
Banco Santander Río	US$	500,000	June 30, 2019
Banco Macro	US$	600,000	June 30, 2019
Banco San Juan	US$	1,200,000	June 30, 2019
Banco BBVA Francés	US$	1,500,000	June 30, 2019
Banco Patagonia	US$	1,600,000	June 30, 2019
Banco Patagonia	US$	1,600,000	July 7, 2021